Trade and other receivables - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	1.40%		1.70%
Trade receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Credit to bad debt expense	£ 10.6
Bad debt expenses		£ 29.2	£ 40.8